400 Howard Street P.O.Box 7101 San Francisco, CA 94105 Tel +1 415 670 4663 Fax +1 415 618 5675 jack.gee@blackrock.com

February 16, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares Trust (the “Registrant”)

Securities Act File No. 333-92935

Investment Company Act File No. 811-09729

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated February 2, 2016 to the prospectus for iShares 0-5 Year Investment Grade Corporate Bond ETF, iShares 20+ Year Treasury Bond ETF, iShares Asia 50 ETF, iShares Core MSCI Total International Stock ETF, iShares Global Infrastructure ETF, iShares Morningstar Mid-Cap Value ETF, iShares MSCI Brazil Small-Cap ETF, iShares MSCI China ETF, iShares MSCI EAFE Small-Cap ETF and iShares MSCI New Zealand Capped ETF. The purpose of this filing is to submit the 497 dated February 2, 2016 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124 or me at (415) 670-4663.

Very truly yours,

/s/ Jack Gee

Jack Gee

cc:   Benjamin Haskin, Esq.